Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
(7) Property, Plant and Equipment
Property, Plant and Equipment assets are presented in the following tables:

	As of Dec. 31, 2021			As of Dec. 31, 2020
($ in million)	Gross carrying amount	Depreciation & Impairment	Net Carrying amount	Gross carrying amount	Depreciation & Impairment	Net Carrying amount
Land, buildings and infrastructure	220.9	(36.7)	184.2	227.4	(30.6)	196.9
Machinery and laboratory equipment	252.8	(141.3)	111.4	248.6	(129.7)	118.9
Other tangible assets	54.6	(36.9)	17.7	52.0	(25.4)	26.5
Construction in progress	15.5	—	15.5	17.2	(0.1)	17.1

Total	543.8	(214.9)	328.9	545.2	(185.8)	359.4

($ in million)	Land, buildings and infrastructure	Machinery and laboratory equipment	Other tangible assets	Construction in progress	Total
As of Jan. 1, 2020	175.5	117.3	32.7	40.9	366.4

Additions	2.3	11.5	3.3	6.6	23.7
Disposals	(0.4)	(1.1)	(0.2)	—	(1.6)
Reclassifications	16.0	10.5	(0.6)	(31.4)	(5.4)
Depreciation charge	(7.2)	(27.1)	(7.7)	—	(41.9)
Impairment	—	0.8	(0.0)	—	0.8
Currency translation and other changes	10.6	7.0	(1.0)	1.0	17.5

As of Dec. 31, 2020	196.9	118.9	26.5	17.1	359.4

Additions	0.3	9.2	3.8	14.2	27.6
Disposals	(1.4)	(1.8)	(0.1)	(0.1)	(3.4)
Reclassifications	1.2	18.4	(4.1)	(15.6)	(0.3)
Depreciation charge	(8.4)	(30.5)	(7.4)	—	(46.3)
Currency translation and other changes	(4.3)	(2.8)	(0.9)	(0.1)	(8.1)

As of Dec. 31, 2021	184.2	111.4	17.7	15.5	328.9

In 2021, additions amounted to $27.6 million. Capital expenditures relate to the following regions: Asia (41.2%), Europe (20.8%) and the Americas (38.0%).
During the year ended Dec. 31, 2021, the Group reassessed the classification of certain fixed assets and as a result, reclassified a net amount of $6.6 million from “other tangible assets” to “machinery and laboratory equipment”.
In 2020, additions amounted to $23.7 million. Capital expenditures relate to the following regions: Asia (68.4%), Europe (17.8%) and the Americas (13.8%).
The net movement of $5.4 million in the reclassifications is mainly due to assets held for sale which have been transferred from property plant and equipment to other current non-financial
assets in 2020.